Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expense	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Cost of subscription and support revenue
Total stock-based compensation expense	177	68	216	108	50
Cost of professional services and other revenue
Total stock-based compensation expense	247	91	169	49	8
Research and development
Total stock-based compensation expense	1,147	281	575	294	73
Sales and marketing
Total stock-based compensation expense	1,093	423	966	509	57
General and administrative
Total stock-based compensation expense	$ 953	$ 371	$ 1,046	$ 349	$ 131